Commonwealth Shareholder Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

November 21, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street,
NE Washington, DC 20549

Re:   The World Funds, Inc. (File Nos. 333-29289 and 811-08255)

Ladies and Gentlemen:

On behalf of the Toreador International Fund (formerly the Third Millennium Russia Fund) (the “Fund”), a series of The World Funds, Inc. (the “Company”), enclosed for filing pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is the definitive proxy statement on Schedule 14A in connection with a special meeting of shareholders of the Fund scheduled to be held on or about December 12, 2012. The meeting is being called for the purpose of soliciting shareholder approval of a new investment advisory agreement between the Company on behalf of the Fund, and Toreador Research & Trading, LLC (“Toreador”).

Please contact Karen Shupe at (804) 267-7417 with any questions or comments.

Sincerely,

/s/ John Pasco, III

John Pasco, III